Segment data - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Total assets	¥ 47,427,597	¥ 47,729,830	¥ 41,437,473
Corporate
Segment Reporting Information [Line Items]
Total assets	¥ 9,369,868	¥ 8,742,168	¥ 7,659,617